Nature of Operations and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Nature of Operations and Organization
Nature of Operations and Organization

1.Nature of Operations and Organization

Oklo Inc. (following the Business Combination where AltC changed its name to Oklo Inc., the “Company”), conducts its operations through its subsidiary Oklo Technologies, Inc., a Delaware corporation incorporated on July 3, 2013 (formerly known as Oklo Inc. before the Business Combination and referred to herein as “Legacy Oklo”) (as further described below). The Company is developing advanced fission power plants to provide clean, reliable, and affordable energy at scale.

The Company plans to commercialize its liquid metal fast reactor technology with the Aurora powerhouse product line. The first commercial Aurora powerhouses are designed to produce up to 15 and 50 megawatts of electricity (“MWe”) on both recycled nuclear fuel and fresh fuel. The Company’s advanced fission technology has a history of successful operation, first demonstrated by the Experimental Breeder Reactor-II, which sold and supplied power to the grid and showed effective waste recycling capabilities for over 30 years of operation. Furthermore, the Company has achieved several significant deployment and regulatory milestones, including securing a site use permit from the U.S. Department of Energy (“DOE”) for the Idaho National Laboratory (“INL”) Site and a fuel award from INL for a commercial-scale advanced fission power plant in Idaho.

On May 9, 2024, the Company consummated a business combination pursuant to an Agreement and Plan of Merger and Reorganization dated July 11, 2023 (as amended, modified, supplemented or waived, the “Merger Agreement”), by and among the Company, AltC Acquisition Corp., a Delaware corporation (“AltC”) and AltC Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of AltC (“Merger Sub”). Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Oklo Inc., with Oklo Inc. surviving the merger as a wholly owned subsidiary of AltC (following the merger Oklo Inc. changed its name to Oklo Technologies, Inc.) (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”) (as further described in Note 3). Upon consummation of the Business Combination (the “Closing”), AltC changed its name to Oklo Inc.

The Company’s Class A common stock commenced trading on the New York Stock Exchange (“NYSE”) under the symbol “OKLO” on May 10, 2024.

Liquidity and Capital Resources

As of June 30, 2024, the Company’s cash, cash equivalents and marketable securities were $294,571,209, which includes the proceeds received from the Business Combination. The Company continues to incur significant operating losses. For the six months ended June 30, 2024, the Company had a net loss of $53,368,069, loss from operations of $25,141,366, and cash used in operating activities of $17,040,149. As of June 30, 2024, the Company had an accumulated deficit of $114,861,513. Management expects that significant on-going operating expenditures will be necessary to successfully implement the Company’s business plan and develop its powerhouses. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern beyond a one-year period following the issuance date of the accompanying condensed consolidated financial statements.

The Company will utilize its existing cash, cash equivalents and marketable securities to fund its powerhouses, operations, and growth plans. The Company believes that as a result of the Business Combination, its existing cash, cash equivalents and marketable securities will be sufficient to fund its operations for the one-year period following the issuance date of the accompanying condensed consolidated financial statements as of and for the six months ended June 30, 2024.

OKLO INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Years Ended December 31, 2023 and 2022

1.	Nature of Operations and Organization

Oklo Inc. (the “Company”), formerly, UPower Technologies, Inc., was incorporated on July 3, 2013. The Company is developing advanced fission power plants to provide clean, reliable, and affordable energy at scale. The Company is pursuing two complementary tracks to address this demand: providing reliable, commercial-scale energy to customers; and selling used nuclear fuel recycling services to the U.S. market.

The Company plans to commercialize its liquid metal fast reactor technology with the Aurora powerhouse product line. The first commercial Aurora powerhouse is designed to produce up to 15 megawatts of electricity (MWe) on both recycled nuclear fuel and fresh fuel. The Company’s advanced fission technology has a history of successful operation, first demonstrated by the Experimental Breeder Reactor-II, which sold and supplied power to the grid and showed effective waste recycling capabilities for over 30 years of operation. Furthermore, the Company has achieved several significant deployment and regulatory milestones, including securing a site use permit from the U.S. Department of Energy (“DOE”) for the Idaho National Laboratory (“INL”) Site and a fuel award from INL for a commercial-scale advanced fission power plant in Idaho.

Business Combination

On May 9, 2024, the Company consummated a business combination pursuant to an Agreement and Plan of Merger and Reorganization dated July 11, 2023 (as amended, modified, supplemented or waived, the “Merger Agreement”), by and among the Company, AltC Acquisition Corp., a Delaware corporation (“AltC”) and AltC Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of AltC (“Merger Sub”). Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Oklo Inc., with Oklo Inc. surviving the merger as a wholly owned subsidiary of AltC (following the merger Oklo Inc. changed its name to Oklo Technologies, Inc. following the business combination referred to as “Legacy Oklo”) (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). Upon consummation of the Business Combination (the “Closing”), AltC changed its name to Oklo Inc. Following the Business Combination Oklo Inc. conducts its operations through its subsidiary Legacy Oklo.

In connection with the Business Combination, each share of Legacy Oklo common stock issued and outstanding immediately prior to the Closing was automatically surrendered and exchanged for shares of Class A common stock pursuant to the Restated Certificate of Incorporation (as described below) and issued to the Company’s stockholders in exchange for all outstanding shares of Legacy Oklo common stock (including shares of Legacy Oklo common stock resulting from the conversion of Legacy Oklo Preferred Stock and Legacy Oklo SAFEs immediately prior to the Closing) at the exchange ratio of 6.062 (the “Exchange Ratio”) pursuant to the terms of the Merger Agreement.

The Business Combination was accounted for as a reverse recapitalization as Legacy Oklo was determined to be the accounting acquirer under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. Under this method of accounting, AltC is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Oklo issuing stock for the net assets of AltC, accompanied by a recapitalization (the “recapitalization”), with the net assets of AltC stated at historical cost and no goodwill or other intangible assets recorded, along with the results of operations prior to the Business Combination presented as belonging to Legacy Oklo. The recapitalization had no effect on reported net loss, cash flows, or total assets as previously reported.

The accompanying consolidated financial statements and notes to the financial statements give effect to the Exchange Ratio for all periods presented. The shares of Class A common stock retained a par value of $0.0001 per share. Accordingly, stockholders’ deficit reflects the additional shares issued as a result of the Exchange Ratio by retroactive application of the reverse recapitalization by adjusting common stock and additional paid-in capital. In connection with the Exchange Ratio, proportionate adjustments were made to reduce the per share exercise prices and increase the number of shares of common stock issuable upon exercise of common stock options whereby approximately the same aggregate price is required to be paid for such securities upon exercise as had been payable immediately preceding the Exchange Ratio.

The Company’s Class A common stock commenced trading on the New York Stock Exchange (“NYSE”) under the symbol “OKLO” on May 10, 2024.

Refer to Note 14, under the heading Business Combination for further details regarding the Business Combination.

Liquidity and Capital Resources

As of December 31, 2023 and 2022, the Company’s cash and cash equivalents were $9,867,588 and $9,653,528, respectively. The Company continues to incur significant operating losses. For the years ended December 31, 2023 and 2022, the Company had a net loss of $32,172,657 and $10,023,891, respectively, and used cash in operating activities of $15,997,695 and $9,992,525, respectively. As of December 31, 2023 and 2022, the Company had an accumulated deficit of $61,493,444 and $29,320,787, respectively. Management expects that significant on-going operating expenditures will be necessary to successfully implement the Company’s business plan and develop its powerhouses. These circumstances (prior to the cash proceeds as described below) raised substantial doubt about the Company’s ability to continue as a going concern beyond a one-year period following the issuance date of the accompanying consolidated financial statements.

In connection with the net cash proceeds received in the Business Combination of $260,859,623, the Company believes its existing cash and cash equivalents, including its marketable securities invested from the proceeds raised in the Business Combination, will be sufficient to fund its operations for the one-year period following the issuance date of the accompanying consolidated financial statements as of and for the year ended December 31, 2023, alleviating the substantial doubt about the Company's ability to continue as a going concern.

Refer to Note 14, under the heading Business Combination for further details regarding the Business Combination.